Annual Total Returns[BarChart] - ProShares Ultra Real Estate - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	47.89%	2.33%	36.92%	(0.77%)	57.64%	(0.19%)	10.38%	16.57%	(13.53%)	57.39%